FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,205,683	$ 1,228,761
Non-current financial liabilities at amortised cost	3,976,670	3,773,311
Financial liabilities at amortised cost	5,182,353	5,002,072
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	535,836	500,207
Non-current financial liabilities at amortised cost	3,974,440	3,773,311
Financial liabilities at amortised cost	4,510,276	4,273,518
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	659,618	717,346
Non-current financial liabilities at amortised cost	2,230	0
Financial liabilities at amortised cost	661,848	717,346
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	10,229	11,208
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	$ 10,229	$ 11,208